BUSINESS AND FUNDING (Details) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended			0 Months Ended
	Apr. 23, 2013	Jan. 01, 2013	Jul. 31, 2014	Oct. 31, 2014	Oct. 31, 2013	Nov. 30, 2013	Apr. 30, 2014	Jul. 31, 2013	Apr. 30, 2013	Sep. 09, 2014	Dec. 29, 2014	Aug. 29, 2014
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Legal Settlements				$ 2,000,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)			16,000,000	16,000,000
Proceeds from Issuance of Private Placement		1,765,000
Stock Issued During Period, Value, Conversion of Convertible Securities				2,735,349	1,353,364
Repayments of Convertible Debt				200,000
Stock Issued During Period, Value, Issued for Services				84,698	304,685
Stock Purchase Agreement, Stock Issued During Period, Shares (in Shares)	2,500,000
Stock Purchase Agreement, Stock Issued During Period, Value	500,000
Stock Purchase Agreement, Common Stock Threshold Price (in Dollars per share)	$ 0.15
Sale of Stock, Price Per Share (in Dollars per share)			$ 0.25
Proceeds from Issuance of Common Stock			3,673,000	3,673,135	1,050,405
Net Cash Provided by (Used in) Operating Activities				(2,379,261)	(3,186,798)
Net Cash Provided by (Used in) Investing Activities				(2,506,684)	499,324
Payments to Acquire Short-term Investments				5,200,000	250,000
Proceeds from Sale of Short-term Investments				2,700,000	750,000
Net Cash Provided by (Used in) Financing Activities				7,349,019	3,245,953
Proceeds from Convertible Debt				3,500,000	1,765,000
Proceeds from Warrant Exercises				300,009	380,800
Proceeds from Stock Options Exercised				75,875	25,610
Cash, Period Increase (Decrease)				4,963,000
Cash, Cash Equivalents, and Short-term Investments				5,861,000	898,000
Convertible Debenture [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Debt Conversion, Original Debt, Amount									750,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)							8,267,080	2,166,775	8,152,170
Proceeds from Issuance of Private Placement						3,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities							1,240,000	325,000
Repayments of Convertible Debt							200,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%
Common Stock [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)										18,498,943
Conversion of Stock, Shares Converted (in Shares)										15,978,943
Convertible Preferred Stock [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)										3,500
Aspire Capital Fund LLC [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	2,880,000
Stock Issued During Period, Value, New Issues	592,000
Proceeds from Issuance of Common Stock					1,050,405
Stock Purchase Agreement [Member] | Commitment Fee [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services	700,000
Payments of Stock Issuance Costs	42,000
Additional Stock Purchase Agreement Stock Issued During the Period Shares (in Shares)	3,500,000
Stock Purchase Agreement [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Purchase Agreement, Authorized Amount	10,000,000
Stock Issued During Period, Shares, Issued for Services (in Shares)	3,500,000
AUO Settlement [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Legal Settlements				9,000,000							9,000,000
Subsidiary Loan [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Debt of Subsidiary, Not Assumed												5,000,000
Mars Loan [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Debt of Subsidiary, Not Assumed												$ 5,000,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)												20,000,000
Global Depository Receipts [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)												1,495,845